Other Liabilities - Narrative (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)
Loss Contingencies [Line Items]
Increase in uncertain tax liability	$ 19.2	$ 20.2
Loan repurchase liability	180.4	180.4
Deferred Credits and Other Liabilities	$ 80.0	$ 80.0
Internal Revenue Service (IRS) [Member]
Loss Contingencies [Line Items]
Time period in which change of uncertain tax positions are reasonably possible		12 months